SCHEDULE OF WHOLLY OWNED SUBSIDIARIES (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Global JJ Group, Inc. [Member]
Name of subsidiary	Global JJ Group, Inc. (“JJ”)	Global JJ Group, Inc. (“JJ”)
Date of formation	Jan. 08, 2015	Jan. 08, 2015
Description of business	Ramen stores located in Orange, California and Buena Park, California.	Ramen stores located in Orange, California and Buena Park, California.
Global AA Group, Inc. [Member]
Name of subsidiary	Global AA Group, Inc. (“AA”)	Global AA Group, Inc. (“AA”)
Date of formation	Jul. 21, 2016	Jul. 21, 2016
Description of business	Ramen store located in Whittier, California.	Ramen store located in Whittier, California.
Global BB Group, Inc. [Member]
Name of subsidiary	Global BB Group, Inc. (“BB”)	Global BB Group, Inc. (“BB”)
Date of formation	May 19, 2017	May 19, 2017
Description of business	Ramen store located in Chino Hills, California.	Ramen store located in Chino Hills, California.
Global CC Group, Inc. [Member]
Name of subsidiary	Global CC Group, Inc. (“CC”)	Global CC Group, Inc. (“CC”)
Date of formation	Sep. 23, 2019	Sep. 23, 2019
Description of business	Ramen stores located in Eastvale, California and Corona, California.	Ramen stores located in Eastvale, California and Corona, California.
Global DD Group, Inc. [Member]
Name of subsidiary	Global DD Group, Inc. (“DD”)	Global DD Group, Inc. (“DD”)
Date of formation	Dec. 19, 2019	Dec. 19, 2019
Description of business	Ramen store located in la Mirada, California.	Ramen store located in La Mirada, California.
Yoshiharu Irvine [Member]
Name of subsidiary	Yoshiharu Irvine (“YI”)	Yoshiharu Irvine (“YI”)
Date of formation	Dec. 04, 2020	Dec. 04, 2020
Description of business	Ramen store located in Irvine, California.	Ramen store located in Irvine, California.
Yoshiharu Cerritos [Member]
Name of subsidiary	Yoshiharu Cerritos (“YC”)	Yoshiharu Cerritos (“YC”)
Date of formation	Jan. 21, 2021	Jan. 21, 2021
Description of business	Ramen store located in Cerritos, California.	Ramen store located in Cerritos, California.
Yoshiharu Clemente [Member]
Name of subsidiary	Yoshiharu Clemente (“YCT”)	Yoshiharu Clemente (“YCT”)
Date of formation	May 02, 2022	May 02, 2022
Description of business	Ramen store to be opened in San Clemente, California.	Ramen store opened on October 31, 2024 in San Clemente, California.
Yoshiharu Laguna [Member]
Name of subsidiary	Yoshiharu Laguna (“YL”)	Yoshiharu Laguna (“YL”)
Date of formation	May 02, 2022	May 02, 2022
Description of business	Ramen store to be opened in Laguna, California.	Ramen store located in Laguna, California.
Yoshiharu Ontario [Member]
Name of subsidiary	Yoshiharu Ontario (“YO”)	Yoshiharu Ontario (“YO”)
Date of formation	May 02, 2022	May 02, 2022
Description of business	Ramen store to be opened in Ontario, California.	Ramen store to be opened in Ontario, California.
Yoshiharu Menifee [Member]
Name of subsidiary	Yoshiharu Menifee (“YM”)	Yoshiharu Menifee (“YM”)
Date of formation	May 02, 2022	May 02, 2022
Description of business	Ramen store to be opened in Menifee, California.	Ramen store to be opened in Menifee, California.
Yoshiharu Las Vegas [Member]
Name of subsidiary	Yoshiharu Las Vegas (“YLV”)	Yoshiharu Las Vegas (“YLV”)
Date of formation	Sep. 21, 2023	Sep. 21, 2023
Description of business	Ramen store and Izakaya stores in Las Vegas, Nevada	Ramen store and Izakaya stores in Las Vegas, Nevada
Yoshiharu Garden Grove [Member]
Name of subsidiary	Yoshiharu Garden Grove (“YG”)	Yoshiharu Garden Grove (“YG”)
Date of formation	Jul. 27, 2022	Jul. 27, 2022
Description of business	Ramen store to be opened in Garden Grove, California.	Ramen store located in Garden Grove, California.